Unconsolidated Segment Results (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue:
Net premiums and policy fees	$ 1,408,097	$ 1,288,373	$ 1,049,157
Interest and similar income, net	3,957,298	3,592,117	3,632,406
Change in fair value of assets and liabilities	1,841,989	921,265	(157,279)
Realized investment gains, net	77,762	188,297	227,701
Fee, commission, and other revenue	311,820	306,779	240,706
Total revenue (loss)	7,596,966	6,296,831	4,992,691
Benefits and expenses:
Net benefits and expenses	5,875,825	3,704,019	2,890,203
General and administrative and commission	2,214,039	1,641,635	1,505,479
Change in deferred acquisition costs, net	(673,086)	206,699	684,350
Total benefits and expenses	7,416,778	5,552,353	5,080,032
Pretax (loss) income	180,188	744,478	(87,341)
Operating Segments | Annuities
Revenue:
Net premiums and policy fees	1,148,803	1,050,072	821,192
Interest and similar income, net	3,799,849	3,464,951	3,514,953
Change in fair value of assets and liabilities	1,805,611	843,121	(169,234)
Realized investment gains, net	74,926	172,940	225,246
Fee, commission, and other revenue	246,021	239,692	189,120
Total revenue (loss)	7,075,210	5,770,776	4,581,277
Benefits and expenses:
Net benefits and expenses	5,582,740	3,378,366	2,656,502
General and administrative and commission	1,964,597	1,408,107	1,300,668
Change in deferred acquisition costs, net	(615,902)	264,068	729,277
Total benefits and expenses	6,931,435	5,050,541	4,686,447
Pretax (loss) income	143,775	720,235	(105,170)
Operating Segments | Life
Revenue:
Net premiums and policy fees	117,950	104,715	93,795
Interest and similar income, net	90,088	71,125	67,509
Change in fair value of assets and liabilities	41,292	77,920	12,125
Realized investment gains, net	1,579	2,227	1,387
Fee, commission, and other revenue	474	583	295
Total revenue (loss)	251,383	256,570	175,111
Benefits and expenses:
Net benefits and expenses	147,348	180,923	92,872
General and administrative and commission	162,973	136,417	118,602
Change in deferred acquisition costs, net	(72,109)	(71,632)	(58,368)
Total benefits and expenses	238,212	245,708	153,106
Pretax (loss) income	13,171	10,862	22,005
Operating Segments | Questar
Revenue:
Interest and similar income, net	(17)	(16)	(20)
Realized investment gains, net	1	8
Fee, commission, and other revenue	102,234	93,485	72,917
Total revenue (loss)	102,218	93,477	72,897
Benefits and expenses:
General and administrative and commission	111,967	110,633	90,580
Total benefits and expenses	111,967	110,633	90,580
Pretax (loss) income	(9,749)	(17,156)	(17,683)
Operating Segments | Legacy
Revenue:
Net premiums and policy fees	141,344	133,586	134,170
Interest and similar income, net	67,378	56,057	49,964
Change in fair value of assets and liabilities	(4,914)	224	(170)
Realized investment gains, net	1,256	13,122	1,068
Fee, commission, and other revenue	6,217	6,207	7,594
Total revenue (loss)	211,281	209,196	192,626
Benefits and expenses:
Net benefits and expenses	145,737	144,730	140,829
General and administrative and commission	17,628	19,666	24,849
Change in deferred acquisition costs, net	14,925	14,263	13,441
Total benefits and expenses	178,290	178,659	179,119
Pretax (loss) income	32,991	30,537	13,507
Eliminations
Revenue:
Fee, commission, and other revenue	(43,126)	(33,188)	(29,220)
Total revenue (loss)	(43,126)	(33,188)	(29,220)
Benefits and expenses:
General and administrative and commission	(43,126)	(33,188)	(29,220)
Total benefits and expenses	$ (43,126)	$ (33,188)	$ (29,220)